ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION (Details Narrative)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State or Country Code	DE